Segment and Geographic Data - Summary Of Revenues By Geographic Area Presented Based Upon The Location Of The Customer (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 40,045	$ 45,458	$ 119,841	$ 84,659	$ 118,317
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 40,045	$ 45,458	114,339	$ 84,659	117,755
Rest of World [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			$ 5,502		$ 562